Income Taxes (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Domestic income tax rate	25.00%	25.50%	25.50%
Income tax adjustment with respect to prior year taxes	€ (9,097,000)	€ (25,648,000)	€ 36,267,000
Liability for uncertain tax position, current	0	18,158,000
Liability for uncertain tax position, Non-current	155,432,000	143,908,000
Period of not expected payment of unrecognized tax benefits Non current	within one year
Liability for unrecognized tax benefits	155,432,000	162,066,000	133,270,000
Operating loss carry forwards expiration dates	2021 through 2023
Total amount of loss carry forward, tax effect	7,735,000	27,756,000	107,060,000
Dutch Statutory Tax Rate [Member]
Income Taxes (Textual) [Abstract]
Domestic income tax rate	25.00%	25.50%	25.50%
Domestic income tax rate reduction	25.00%	25.50%
Adjustments In Respect of Prior Years Current Taxes [Member]
Income Taxes (Textual) [Abstract]
Income tax adjustment with respect to prior year taxes	9,100,000	25,600,000	36,300,000
Percentage of income from operations adjustments in respect to prior year taxes	0.60%	2.10%	21.20%
Income tax adjustment with respect to prior year taxes due to innovation box		37,500,000	43,500,000
Percentage of income from operations adjustments in respect to prior year taxes due to innovation box		3.00%	25.40%
United States Federal Tax Laws [Member]
Income Taxes (Textual) [Abstract]
Total amount of loss carry forward, tax basis	20,100,000
Liability For Unrecognized Tax Benefits [Member]
Income Taxes (Textual) [Abstract]
Period of uncertainty in payment of cash of unrecognized tax benefit	within one year
Accrued interest and penalties recorded in the consolidated balance sheets	24,500,000	33,800,000
Accrued interest and penalties recorded in the consolidated statements of operations	9,300,000	5,300,000	4,900,000
Unrecognized tax benefits that would impact effective tax rate	€ 10,100,000
Foreign Currency Risk Management [Member]
Income Taxes (Textual) [Abstract]
Period of estimated changes to the liability for unrecognized tax benefits	next twelve months
Tax Effect Carry Forward Losses [Member]
Income Taxes (Textual) [Abstract]
Period of offsetting net operating losses	20 years
Minimum offsetting period allowed by United States	5 years
Maximum offsetting period allowed by United States	20 years